Statement of Changes in Net Assets Available for Benefits - EBP 104 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer	$ 10,004,947
Participant	16,427,818
Rollovers	210,440
Contributions	26,643,205
Interest income on notes receivable from participants	731,936
Investment income:
Net realized and unrealized gain of investments	24,382,009
Dividends and other income	21,355,597
Investment income	45,737,606
Benefits paid to participants	(42,661,387)
Administrative expenses	(200,310)
Deductions	(42,861,697)
Increase in net assets	30,251,050
Net assets available for benefits:
Beginning of year	371,068,277
End of year	$ 401,319,327